7. DEPOSITS - Summary (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deposits - Summary Details
Non-interest bearing demand account	$ 100,822	$ 93,410
Interest bearing:
NOW accounts	144,571	126,858
Passbook and regular savings	203,009	198,667
Money funds accounts	50,652	55,252
Certificates of deposit	151,737	143,535
Deposits	$ 650,791	$ 617,722